Jan. 08, 2020
AlphaClone Alternative Alpha ETF
AlphaClone Alternative Alpha ETF
AlphaClone Alternative Alpha ETF (ALFA)
(the "Fund")

January 8, 2020

Supplement to the
Prospectus and Statement of Additional Information (“SAI”)
dated July 31, 2019

Effective immediately, Vident Investment Advisory, LLC (“VIA”) no longer serves as sub-adviser to the Fund, and Exchange Traded Concepts, LLC, the Fund’s investment adviser (the “Adviser”), is responsible for the day-to-day management of the Fund’s portfolio. Accordingly, all references to VIA and its portfolio management team in the Prospectus and SAI should be disregarded. Andrew Serowik and Travis Trampe, Portfolio Managers of the Adviser, are the Fund’s portfolio managers.

Please retain this Supplement with your Prospectus and SAI for future reference.